Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000203678 | Alibaba Group Holding8654668
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203678 | Taiwan Semiconductor Manufacturing8655352
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203678 | Tencent Holdings8654829
Holdings [Line Items]
Percent of Total Investments	1.40%
C000203678 | Samsung Electronics8655092
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203678 | United Microelectronics8655367
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203678 | Naspers8655399
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | People's Insurance Group of China8654786
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | JD.com8654766
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203678 | CTBC Financial Holding8655292
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | PetroChina8654790
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203678 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203678 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000203678 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203678 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203678 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203678 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000203678 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203678 | India
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000203678 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000203679 | Alibaba Group Holding8654668
Holdings [Line Items]
Percent of Total Investments	3.40%
C000203679 | Taiwan Semiconductor Manufacturing8655352
Holdings [Line Items]
Percent of Total Investments	3.10%
C000203679 | Tencent Holdings8654829
Holdings [Line Items]
Percent of Total Investments	1.40%
C000203679 | Samsung Electronics8655092
Holdings [Line Items]
Percent of Total Investments	1.20%
C000203679 | United Microelectronics8655367
Holdings [Line Items]
Percent of Total Investments	1.10%
C000203679 | Naspers8655399
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | People's Insurance Group of China8654786
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | JD.com8654766
Holdings [Line Items]
Percent of Total Investments	1.00%
C000203679 | CTBC Financial Holding8655292
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | PetroChina8654790
Holdings [Line Items]
Percent of Total Investments	0.90%
C000203679 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203679 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203679 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000203679 | Poland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203679 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000203679 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203679 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203679 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000203679 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203679 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000203679 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000203679 | India
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000203679 | China
Holdings [Line Items]
Percent of Net Asset Value	27.50%